Going Concern (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Background Information [Abstract]
Net loss	$ (1,372,360)	$ (517,371)
Cash flow from operations	(794,109)	(473,420)
Working capital	$ (214,137)